UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22413

Gottex Multi-Asset Endowment Fund - I

 (Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William J. Landes

28 State Street, 40th Floor

Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 532-0200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

Gottex Multi-Asset Endowment Fund - I

(a Delaware Statutory Trust)

Schedule of Investments - June 30, 2012 (Unaudited)

Gottex Multi-Asset Endowment Fund - I (1)

Investment in Gottex Multi-Asset Endowment Master Fund, at value - 100.04%	$2,779,648
Liabilities in excess of other assets - (0.04)%	(1,192)
Net Assets - 100%	$2,778,456

(1)	Invests the majority of its assets in Gottex Multi-Asset Endowment Master Fund
The Schedule of Investments of Gottex Multi-Asset Endowment Master Fund is included below.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited)
June 30, 2012

Number
of Shares		Value
	COMMODITY TRADING ADVISORS - 9.8%
	TREND FOLLOWING - 9.8%
656	AlphaMetrix Global Advisors Fund - SP 35, Class A (1) (5)	$622,803
497	AlphaMetrix 2100 Xenon Managed Futures 2x Fund - SP 38, Class A (1) (5)	487,509
999	AlphaMetrix TT DTP Fund - SP 31, Class A (1) (6)	1,072,864
1,181	AlphaMetrix WC Diversified Fund - SP 41, Class A (1) (5)	1,106,759
	TOTAL COMMODITY TRADING ADVISORS	3,289,935
	(Identified Cost $3,339,679)

	COMMON STOCKS - 11.8%
	CONSUMER DISCRETIONARY - 1.0%
4,073	JAKKS Pacific, Inc.	65,209
507	PVH Corp.	39,439
6,681	Sonic Corp. (1)	66,944
313	Stage Stores, Inc.	5,734
2,195	Tenneco, Inc. (1)	58,870
718	Tractor Supply Co.	59,637
1,144	WMS Industries, Inc. (1)	22,823
		318,656

	ENERGY - 0.4%
2,730	Bill Barrett Corp. (1)	58,477
846	Dresser-Rand Group, Inc. (1)	37,681
668	SM Energy Co.	32,805
		128,963

	FINANCIALS - 1.0%
2,938	FirstMerit Corp.	48,506
4,800	Fulton Financial Corp.	47,952
3,876	Old National Bancorp	46,551
2,004	Piper Jaffray Cos., Inc. (1)	46,954
1,117	UMB Financial Corp.	57,224
4,401	ViewPoint Financial Group, Inc.	68,831
		316,018

	HEALTH CARE - 1.8%
1,080	Abaxis, Inc. (1)	39,960
1,001	Analogic Corp.	62,062
2,608	AngioDynamics, Inc. (1)	31,322
327	Bio-Rad Laboratories, Inc., Class A (1)	32,703
900	Centene Corp. (1)	27,144
616	Haemonetics Corp. (1)	45,652
1,518	Hill-Rom Holdings, Inc.	46,830
2,370	Masimo Corp. (1)	53,041
3,576	Meridian Bioscience, Inc.	73,165
5,725	Merit Medical Systems, Inc. (1)	79,062
2,535	OraSure Technologies, Inc. (1)	28,494
1,400	STERIS Corp.	43,918
978	West Pharmaceutical Services, Inc.	49,379
		612,732

	INDUSTRIALS - 4.0%
780	Allegiant Travel Co. (1)	54,350
1,123	Atlas Air Worldwide Holdings, Inc. (1)	48,862
789	Cascade Corp.	37,122
4,253	Celadon Group, Inc.	69,664
979	Cintas Corp.	37,799
1,014	EnerSys (1)	35,561
3,257	ESCO Technologies, Inc.	118,685
7,246	Hawaiian Holdings, Inc. (1)	47,171
2,516	II-VI, Inc. (1)	41,942
6,830	MasTec, Inc. (1)	102,723
1,490	Mine Safety Appliances Co.	59,958
1,569	Mobile Mini, Inc. (1)	22,594
376	National Presto Industries, Inc.	26,234

See notes to schedule of investments.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited)(continued)
June 30, 2012

Number
of Shares		Value
	COMMON STOCKS (continued)
	INDUSTRIALS (continued)
1,074	Powell Industries, Inc. (1)	$40,125
1,554	Quanta Services, Inc. (1)	37,405
571	Raven Industries, Inc.	39,736
5,164	Roadrunner Transportation Systems, Inc. (1)	87,220
1,393	Robbins & Myers, Inc.	58,255
2,429	Rollins, Inc.	54,337
4,650	Steelcase, Inc., Class A	41,989
3,203	Sykes Enterprises, Inc. (1)	50,992
910	Trex Co., Inc. (1)	27,382
250	Valmont Industries, Inc.	30,243
1,128	Wabtec Corp.	87,995
1,903	Woodward, Inc.	75,054
		1,333,398

	INFORMATION TECHNOLOGY - 2.8%
1,430	ADTRAN, Inc.	43,172
3,772	Anaren, Inc. (1)	73,931
6,328	Applied Micro Circuits Corp. (1)	36,196
2,082	Aruba Networks, Inc. (1)	31,334
1,115	Cadence Design Systems, Inc. (1)	12,254
8,070	Calix, Inc. (1)	66,335
8,636	Integrated Device Technology, Inc. (1)	48,534
2,728	Jabil Circuit, Inc.	55,460
2,754	Microsemi Corp. (1)	50,922
842	NETGEAR, Inc. (1)	29,057
1,752	Oplink Communications, Inc. (1)	23,705
1,862	OSI Systems, Inc. (1)	117,939
1,931	Parametric Technology Corp. (1)	40,474
2,765	Polycom, Inc. (1)	29,088
6,221	Richardson Electronics, Ltd.	76,705
1,868	Rofin-Sinar Technologies, Inc. (1)	35,361
457	Skyworks Solutions, Inc. (1)	12,485
2,442	Supertex, Inc. (1)	46,032
1,733	Trimble Navigation, Ltd. (1)	79,735
3,943	WNS Holdings, Ltd. - ADR (1)	38,365
		947,084

	MATERIALS - 0.7%
936	Haynes International, Inc.	47,680
2,185	Headwaters, Inc. (1)	11,253
2,018	LSB Industries, Inc. (1)	62,376
938	Martin Marietta Materials, Inc.	73,933
1,306	Texas Industries, Inc.	50,947
		246,189

	UTILITIES - 0.1%
1,544	MDU Resources Group, Inc.	33,366

	TOTAL COMMON STOCKS
	(Identified Cost $3,873,043)	3,936,406

	EXCHANGE TRADED FUNDS & MUTUAL FUNDS - 19.7%
	EQUITY - 8.5%
36,642	iShares MSCI ACWI Index Fund	1,362,716
10,823	iShares S&P 500 Index Fund	1,480,046
		2,842,762

	FIXED INCOME - 10.6%
6,674	iShares Barclays Aggregate Bond Fund	742,816
40,268	SPDR Barclays Capital High Yield Bond ETF	1,588,975
96,329	Templeton Global Total Return Fund	1,231,088
		3,562,879
	REAL ASSET - 0.6%
6,464	iShares S&P GSCI Commodity-Indexed Trust ETF (1)	196,764
	TOTAL EXCHANGE TRADED FUNDS & MUTUAL FUNDS	6,602,405
	(Identified Cost $6,549,064)

See notes to schedule of investments.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited)(continued)
June 30, 2012

Number
of Shares		Value
	HEDGE FUNDS - 43.5%
	CREDIT - 5.5%
1,002	Canyon Value Realization Fund (Cayman), Ltd., Class L (The) (1) (7)	$1,085,718
413	Oak Hill Credit Alpha Fund (Offshore), Ltd. (1) (7)	432,313
314	Sola I - Class T3 (1) (2) (7)	319,849
		1,837,880

	EQUITY - 7.7%
378	AlphaGen Tenro Fund, Ltd., Class A (The) (1) (6)	358,245
9	AQR Global Stock Selection Offshore Fund (USD), Ltd. (1) (2) (7)	941,282
1,223	Whitebox Multi-Strategy Fund, Ltd. (1) (7)	1,275,801
		2,575,328

	FIXED INCOME - 5.0%
500	KLS Diversified Fund Ltd. (1) (7)	502,764
1,088	Pine River Fund, Ltd. - Class A (1) (3) (7)	1,189,857
		1,692,621

	MACRO - 8.2%
500	AlphaMetrix P/E FX Fund - SP 156, Class A (1) (5)	510,971
10,915	Graham Global Investment Fund II, Ltd. (1) (6)	1,146,818
1,087	Stratus Feeder, Ltd. - Class B (1) (6)	1,078,304
		2,736,093

	NON US DEVELOPED - 8.8%
25,139	Aberdeen Global Equity Fund (1) (6)	2,966,757

	REAL ASSET - 8.3%
12,176	Duff & Phelps Real Estate Securities Trust (1) (6)	1,398,076
1,440	Gresham A+ Fund, Ltd. (The) (1) (6)	1,381,683
		2,779,759
	TOTAL HEDGE FUNDS	14,588,438
	(Identified Cost $14,158,013)

	PRIVATE EQUITY - 5.3%
	BUYOUT - 5.3%
21,890	Conversus Capital, L.P.	443,929
13,061	Electra Private Equity PLC (1)	337,243
44,666	Graphite Enterprise Trust PLC	266,404
232,183	JP Morgan Private Equity, Ltd. (1)	156,724
44,268	NB Private Equity Partners (1)	336,437
31,968	Princess Private Equity Holding, Ltd.	229,146
	TOTAL PRIVATE EQUITY	1,769,883
	(Identified Cost $1,742,591)

	SHORT-TERM INVESTMENTS - 6.2%
	MONEY MARKET FUND - 6.2%
	Federated Prime Obligations Fund, 0.16% (4)	2,079,099
	TOTAL SHORT-TERM INVESTMENTS	2,079,099
	(Identified Cost $2,079,099)

	TOTAL INVESTMENTS - 96.3%
	(Identified Cost $31,741,489)	32,266,166
	OTHER ASSETS AND LIABILITIES - 3.7%	1,255,192
	TOTAL SHAREHOLDERS' EQUITY - 100.0%	$33,521,358

All percentages are based on Shareholders' Equity.

(1)	Non-income Producing.
(2)	Withdrawals from this portfolio fund are permitted after one year lock-up period from the date of the initial investment.
(3)	Withdrawals from this portfolio fund are permitted after three month lock-up period from the date of the initial investment.
(4)	The rate shown is the annualized 7-day yield as of June 30, 2012.
(5)	Withdrawals from this portfolio fund are permitted on a bi-monthly basis.
(6)	Withdrawals from this portfolio fund are permitted on a monthly basis.
(7) Withdrawals from this portfolio fund are permitted on a quarterly basis.

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company

See notes to schedule of investments.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited)(continued)
June 30, 2012

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS
Investment types as a percentage of total investments are as follows:

See notes to schedule of investments.

As permitted under accounting principles generally accepted in the United States (“U.S. GAAP”), the investments in the Portfolio Funds held by Gottex Multi-Asset Endowment Master Fund (the “Master Fund”) in which the Gottex Multi-Asset Endowment Fund - I invests, are valued, as a practical expedient, utilizing the net asset valuations provided by the Portfolio Funds, without adjustment, when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary) in a manner consistent with U.S. GAAP for investment funds and in accordance with procedures established by the Board of Trustees (the ”Board”).  Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents.  Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable by the Portfolio Funds’ as required by the Portfolio Funds’ offering documents. The Master Fund applies the practical expedient to its investments in Portfolio Funds on an investment-by-investment basis, and consistently with the Master Fund’s entire position in a particular investment, unless it is probable that the Master Fund will sell a portion of an investment at an amount different from the net asset valuation. In cases where the practical expedient is not available, or if the Adviser determines it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Portfolio Funds are included in Level 2 or 3 of the fair value hierarchy (see below for fair value hierarchy definition and leveling table). In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. If the Master Fund has the ability to redeem its investment at the reported net asset valuation as of the valuation date, the investment is generally included in Level 2 of the fair value hierarchy. If the Master Fund does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in three months, the investment is included in Level 3 of the fair value hierarchy.

Domestic exchange-traded equity securities and ETFs (other than options and other than those that trade on NASDAQ) held directly by the Master Fund, are valued at their last sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices as reported by such exchanges.  Listed options and futures contracts shall be valued: (i) at their last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts; or (ii) in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (the "NOCP"); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Master Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed "stale" and the value will be determined under the Board’s supervision at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices, subject to the occurrence of significant events, on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices as reported by that exchange.

Other securities for which market quotations are not readily available are valued at their bid prices as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service.  Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S.  Foreign exchange rates also are determined before such close.  On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value is determined.  When such significant events materially affect the values of securities held by the Master Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Master Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Portfolio Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

Investments	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$-	$3,289,935	$-	$3,289,935
Common Stocks	3,936,406	-	-	3,936,406
ETFs & Mutual Funds	6,602,405	-	-	6,602,405
Hedge Funds	-	8,916,587	5,671,851	14,588,438
Private Equity	-	1,769,883	-	1,769,883
Short-Term Investments	2,079,999	-	-	2,079,999
Total	$12,617,910	$13,976,405	$5,671,851	$32,266,166

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments in Portfolio Funds held by the Master Fund as of June 30, 2012:

Investments	Fair Value as of 6/30/12	Valuation Technique	Liquidity of Investments	Adjustments to NAV**
Hedge Funds	$5,671,851	NAV as Practical Expedient*	Greater than 30 days	None
Total Investments	$5,671,851

*	Unobservable valuation input.
**	Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Portfolio Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient NAV received is not as of the Master Fund’s measurement date.

•	It is probable that the Portfolio Fund will be sold at a value significantly different than the reported expedient NAV.

•	It is determined by the Adviser Valuation Committee that the Portfolio Fund is not being valued at fair value by the Portfolio Fund.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1 and 2 as of June 30, 2012, based on levels assigned to Investments on March 31, 2012.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Hedge Funds	Total
Balance as of April 1, 2012	$7,652,598	$7,652,598
Gross Purchases	507,840	507,840
Gross Sales	(205,170)	(205,170)
Net Realized Gain/(Loss)	1,726	1,726
Change in unrealized appreciation/depreciation	(16,982)	(16,982)
Transfers in and out of Level 3*	(2,268,161)	(2,268,161)
Balance as of June 30, 2012	$5,671,851	$5,671,851

*	Transfer out of Level 3 into Level 2 were due to the lock-up period ending.

The amount of the net change in unrealized appreciation/depreciation for the period ended June 30, 2012 relating to investments in Level 3 assets still held at June 30, 2012 is ($16,982).

At June 30, 2012, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(26,937)
Net unrealized appreciation (depreciation)	$(26,937)
Tax cost	$2,806,585

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)        The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gottex Multi-Asset Endowment Fund - I

By (Signature and Title)*

/s/ Dr. William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dr. William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2012

By (Signature and Title)*	/s/ Wade C. Boylan
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	August 29, 2012

* Print the name and title of each signing officer under his or her signature.